Schedule of Fair value of assets acquired and liabilities assumed (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 21,531,134	R$ 19,716,223	R$ 19,700,944
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	52,570	2,197
Trade receivables	27,571	1,027
Receivables from related parties	96,374	9,035
Inventories	44,157	1,017
Recoverable taxes	18,616	931
Short-term investments	14,689
Other assets	17,734	673
Investment		40,653
Property, plant and equipment	373,574	15,092
Intangíible assets	798	500
Total assets acquired	646,083	71,125
Borrowings and financing	198,778	182,402
Trade payables	22,735	446
Taxes payable	19,202	37,158
Debits with related parties		96,350
Other payables	44,052	7,257
Total liabilities assumed	284,767	323,613
Net equity acquired	361,316	(252,488)
Indirect investiment	(40,663)
Net equity acquired	320,653	(252,488)
Property, plant and equipment	388,666
Mining rights	500
Licenses	798
Total	389,964
Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Investment		24,845
Property, plant and equipment	161,367	77,089
Intangíible assets	59,456	269,385
Total assets acquired	220,823	371,319
Net equity acquired	220,823	371,319
Indirect investiment	(24,851)
Net equity acquired	195,972	371,319
Property, plant and equipment	238,456
Mining rights	269,385
Licenses	59,456
Total	567,297
Total Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	52,570	2,197
Trade receivables	27,571	1,027
Receivables from related parties	96,374	9,035
Inventories	44,157	1,017
Recoverable taxes	18,616	931
Short-term investments	14,689
Other assets	17,734	673
Investment		65,498
Property, plant and equipment	534,941	92,181
Intangíible assets	60,254	269,885
Total assets acquired	866,906	442,444
Borrowings and financing	198,778	182,402
Trade payables	22,735	446
Taxes payable	19,202	37,158
Debits with related parties		96,350
Other payables	44,052	7,257
Total liabilities assumed	284,767	323,613
Net equity acquired	582,139	118,831
Indirect investiment	(65,514)
Net equity acquired	516,625	R$ 118,831
Property, plant and equipment	627,122
Mining rights	269,885
Licenses	60,254
Total	R$ 957,261
Business Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Valued using the "MARKET APPROACH" method, where the fair value of the asset is estimated by comparing it with similar or comparable assets that have been sold or listed for sale in the primary or secondary market.
Business Mining Rights [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.
Business Licenses [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Valued using the WITH / WITHOUT method, which estimates the intangible value by the difference between discounted cash flow models with and without the asset.